LVIP MFS Value Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.56%
Aerospace & Defense–5.02%
Lockheed Martin	49,914	$ 16,918,350
Northrop Grumman	117,066	35,418,318
Raytheon Technologies	170,032	16,039,119
		68,375,787
Auto Components–0.61%
Aptiv	167,393	8,242,431
		8,242,431
Banks–10.44%
Citigroup	607,836	25,602,052
JPMorgan Chase & Co.	633,940	57,073,618
PNC Financial Services Group	165,019	15,795,619
Truist Financial	472,242	14,563,943
US Bancorp	655,592	22,585,145
Wells Fargo & Co.	225,436	6,470,013
		142,090,390
Beverages–2.15%
Diageo	659,733	20,919,822
PepsiCo	69,835	8,387,184
		29,307,006
Building Products–2.39%
Johnson Controls International	446,027	12,024,888
Masco	259,953	8,986,575
Trane Technologies	139,381	11,511,477
		32,522,940
Capital Markets–5.74%
BlackRock	34,288	15,085,691
Goldman Sachs Group	123,957	19,162,513
Moody's	45,695	9,664,493
Nasdaq	196,260	18,634,887
State Street	159,878	8,516,701
T. Rowe Price Group	72,485	7,078,160
		78,142,445
Chemicals–3.43%
Corteva	69,440	1,631,840
DuPont de Nemours	218,133	7,438,335
PPG Industries	262,723	21,963,643
Sherwin-Williams	33,892	15,574,052
		46,607,870
Consumer Finance–0.85%
American Express	134,989	11,556,408
		11,556,408
Diversified Telecommunication Services–0.52%
Verizon Communications	131,421	7,061,250
		7,061,250
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–7.35%
American Electric Power	83,593	$ 6,685,768
Duke Energy	438,734	35,484,806
FirstEnergy	501,420	20,091,899
Southern	545,014	29,507,058
Xcel Energy	135,715	8,183,615
		99,953,146
Electrical Equipment–1.29%
Eaton	225,819	17,543,878
		17,543,878
Equity Real Estate Investment Trusts–0.41%
Public Storage	28,048	5,570,613
		5,570,613
Food Products–3.53%
Archer-Daniels-Midland	211,164	7,428,750
Danone	94,330	6,036,948
JM Smucker	56,629	6,285,819
Nestle	276,886	28,344,206
		48,095,723
Health Care Equipment & Supplies–6.97%
Abbott Laboratories	253,676	20,017,573
†Boston Scientific	291,073	9,497,712
Danaher	172,951	23,938,148
Medtronic	458,456	41,343,562
		94,796,995
Health Care Providers & Services–3.35%
Cigna	192,121	34,039,999
McKesson	85,792	11,604,226
		45,644,225
Hotels, Restaurants & Leisure–0.39%
Marriott International Class A	71,398	5,341,284
		5,341,284
Household Products–1.17%
Colgate-Palmolive	47,894	3,178,246
Kimberly-Clark	43,522	5,565,158
Reckitt Benckiser Group	93,421	7,116,399
		15,859,803
Industrial Conglomerates–2.49%
Honeywell International	253,416	33,904,527
		33,904,527
Insurance–8.15%
Aon	200,237	33,047,115
Chubb	254,038	28,373,504
Marsh & McLennan	293,543	25,379,728
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Travelers	241,938	$ 24,036,540
		110,836,887
IT Services–5.92%
Accenture Class A	200,472	32,729,059
Cognizant Technology Solutions Class A	110,694	5,143,950
Fidelity National Information Services	170,246	20,708,723
†Fiserv	231,337	21,974,702
		80,556,434
Life Sciences Tools & Services–1.64%
Thermo Fisher Scientific	78,552	22,277,347
		22,277,347
Machinery–2.65%
Illinois Tool Works	167,631	23,823,718
Stanley Black & Decker	122,835	12,283,500
		36,107,218
Media–2.97%
Comcast Class A	1,174,932	40,394,162
		40,394,162
Oil, Gas & Consumable Fuels–2.42%
Chevron	100,934	7,313,678
ConocoPhillips	290,563	8,949,340
EOG Resources	153,530	5,514,798
Pioneer Natural Resources	46,307	3,248,436
Suncor Energy	494,282	7,888,562
		32,914,814
Pharmaceuticals–8.20%
Johnson & Johnson	450,284	59,045,741
Merck & Co.	227,384	17,494,925
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer	828,706	$ 27,048,964
Roche Holding	25,018	8,049,338
		111,638,968
Professional Services–0.92%
Equifax	105,176	12,563,273
		12,563,273
Road & Rail–1.94%
Canadian National Railway	108,139	8,394,831
Union Pacific	127,523	17,985,844
		26,380,675
Semiconductors & Semiconductor Equipment–3.48%
Analog Devices	96,004	8,606,759
NXP Semiconductors	120,040	9,954,917
Texas Instruments	288,734	28,853,189
		47,414,865
Tobacco–1.17%
Philip Morris International	218,458	15,938,696
		15,938,696
Total Common Stock (Cost $1,015,024,854)		1,327,640,060

MONEY MARKET FUND–2.51%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	34,088,306	34,088,306
Total Money Market Fund (Cost $34,088,306)		34,088,306

TOTAL INVESTMENTS–100.07% (Cost $1,049,113,160)	1,361,728,366
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(913,214)
NET ASSETS APPLICABLE TO 38,537,308 SHARES OUTSTANDING–100.00%	$1,360,815,152

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP MFS Value Fund–2

LVIP MFS Value Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$68,375,787	$—	$—	$68,375,787
Auto Components	8,242,431	—	—	8,242,431
Banks	142,090,390	—	—	142,090,390
Beverages	8,387,184	20,919,822	—	29,307,006
Building Products	32,522,940	—	—	32,522,940
Capital Markets	78,142,445	—	—	78,142,445
Chemicals	46,607,870	—	—	46,607,870
Consumer Finance	11,556,408	—	—	11,556,408
Diversified Telecommunication Services	7,061,250	—	—	7,061,250
Electric Utilities	99,953,146	—	—	99,953,146
Electrical Equipment	17,543,878	—	—	17,543,878
Equity Real Estate Investment Trusts	5,570,613	—	—	5,570,613
Food Products	13,714,569	34,381,154	—	48,095,723
Health Care Equipment & Supplies	94,796,995	—	—	94,796,995
Health Care Providers & Services	45,644,225	—	—	45,644,225
Hotels, Restaurants & Leisure	5,341,284	—	—	5,341,284
Household Products	8,743,404	7,116,399	—	15,859,803
Industrial Conglomerates	33,904,527	—	—	33,904,527
Insurance	110,836,887	—	—	110,836,887
IT Services	80,556,434	—	—	80,556,434
Life Sciences Tools & Services	22,277,347	—	—	22,277,347
Machinery	36,107,218	—	—	36,107,218
Media	40,394,162	—	—	40,394,162
Oil, Gas & Consumable Fuels	32,914,814	—	—	32,914,814
Pharmaceuticals	103,589,630	8,049,338	—	111,638,968
Professional Services	12,563,273	—	—	12,563,273
Road & Rail	26,380,675	—	—	26,380,675
Semiconductors & Semiconductor Equipment	47,414,865	—	—	47,414,865
Tobacco	15,938,696	—	—	15,938,696
Money Market Fund	34,088,306	—	—	34,088,306
Total Investments	$1,291,261,653	$70,466,713	$—	$1,361,728,366
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP MFS Value Fund–4